Income Taxes (Details Narrative)	3 Months Ended
Feb. 29, 2020 USD ($)
Canadian Federal Scientific Research & Experimental Development expenditures	$ 20,250,000
Unclaimed investment tax credits	3,770,000
Canada
Non-capital loss carryforward	$ 50,764,633